Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 30,627,783	$ 7,737,825
Expected income tax recovery	(8,222,300)	(2,077,300)
Other permanent difference	673,000	563,070
Change in valuation allowance	7,549,300	1,514,230
Total